Prepayments	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
PREPAYMENTS
11	PREPAYMENTS

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Non-current prepayments
Consultant services	-	9,459,196	2,330,712
Licensing	-	8,262,047	2,035,740
Server infrastructure	-	28,483,410	7,018,211
Project management services	-	4,853,954	1,195,997
	-	51,058,607	12,580,660

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Current prepayments
Consultant services	-	2,522,452	621,523
Project management services	-	1,239,306	305,361
	-	3,761,758	926,884

For the year ended December 31, 2025, the above prepayments arise from equity-settled share-based payment arrangements, whereby the Company issued ordinary shares as consideration   for future services and assets in accordance with IFRS 2 Share-based Payment. The prepayments are classified as current or non-current based on the expected timing of receipt of the underlying services and delivery of assets.

Of the total prepayments recognized, RM 11,981,648 relates to the issuance of 1,400,000 ordinary shares to Tan Yee How, while RM 42,838,718 relates to the issuance of 5,500,000 ordinary shares to Kinetic Seas Incorporated, as disclosed in Note 4 – Issuance of Shares.

The current portion primarily relates to consultant services and project management services expected to be rendered within twelve months from the reporting date, amounting to RM 2,522,452 (Tan Yee How) and RM 1,239,306 (Kinetic Seas Incorporated).

The non-current portion comprises (i) licensing rights and server infrastructure of RM 36,745,457, which have not yet been delivered as at the reporting date and will be reclassified to intangible assets and property, plant and equipment, respectively, upon delivery, and (ii) the remaining portion of consultant services and project management services to be rendered after twelve months.